UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	February 29, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 29, 2008

Total Return for the 6 Months Ended February 29, 2008
Class A	Class B	Class C	Class D	Lehman Brothers U.S. Corporate Index[1]	Lipper Corporate Debt BBB-Rated Funds Index[2]
3.66%	3.47%	3.36%	3.91%	3.91%	3.68%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The market was quite volatile throughout the six-month reporting period as the residential housing downturn and contagion from the subprime mortgage market persisted, leading to an ongoing contraction in liquidity and tighter credit conditions. At the same time, weaker economic indicators released in the last months of 2007 and early 2008 signaled the likelihood of an impending recession. Together, these factors led to a prolonged flight to quality as investors shunned riskier assets.

The Federal Open Market Committee (the "Fed") took various steps to add liquidity to the financial system in an attempt to ease the ensuing liquidity crisis and boost the economy, including five reductions in the target federal funds rate, bringing the rate to 3.0 percent as of February 29, 2008. Although U.S. Treasury yields fluctuated, the flight to quality pushed Treasury prices generally higher and yields lower during the period, helping Treasuries to outperform other fixed income sectors. The front end of the yield curve experienced the most pronounced declines as Fed rate cuts drove short-term yields lower, causing the curve to end the period steeper.

Within the corporate sector credit spreads widened sharply, bringing spread levels closer to historical averages. Financials were particularly hard hit as writedowns on mortgage related securities by major banks and Wall Street firms hurt the sector's performance. Given the risk-averse environment, higher rated securities outperformed those with lower ratings. Within the investment-grade corporate sector, AAA issues outpaced middle investment grade issues, and longer-term issues outperformed shorter-dated issues.

The mortgage-backed security (MBS) sector continued to struggle, with non-agency mortgages experiencing the greatest declines. Much of the growth in mortgage issuance in recent years has been in these non-traditional mortgages, which offered more lenient borrowing terms and were thus available to a broader set of borrowers. While this helped fuel both the housing boom and a vibrant secondary market for these non-agency mortgages, the subprime meltdown cast a pall across the entire non-agency sector, with little regard for whether or not the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

Performance Analysis

Class A, B, and C shares of Morgan Stanley Income Trust underperformed and Class D shares performed in line with the Lehman Brothers U.S. Corporate Index while Class A, B, and C shares underperformed and Class D shares outperformed the Lipper Corporate Debt BBB-Rated Funds Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

During the period, the Fund had an allocation to mortgage securities, which are not represented in the Lehman Brothers U.S. Corporate Index. These holdings, particularly non-agency mortgage securities, commercial mortgage-backed securities and asset-backed securities, detracted from relative performance. As a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products moved wider and market liquidity for these types of products severely diminished. Although the Fund's holdings of non-agency MBS underperformed, we note that the majority of them are backed by prime and near-prime borrowers with good credit scores and favorable loan-to-value ratios. Asset-backed securities, especially those backed by home equity lines of credit, were hurt as well.

Conversely, an underweight corporate position relative to the all-corporate benchmark was beneficial as widening credit spreads were detrimental to the sector's performance. While we are looking for areas to take advantage of recent spread widening and add to corporate positions, we are cautious as we believe the credit market remains vulnerable to potential credit downgrades and further weakening of the economy.

Another positive contributor to the Fund's performance during the reporting period was its yield curve positioning. Here, we maintained an underweight relative to the Lehman Brothers U.S. Corporate Index in longer dated issues and an overweight to intermediate dated issues. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened and the curve steepened.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION*
Corporate Bonds	79.2%
Commercial Mortgage-Backed Securities	8.8
Short-Term Investments	5.7
Asset-Backed Securities	4.4
Collateralized Mortgage Obligations	1.0
Foreign Government Obligations	0.8
U.S. Government Agencies	0.1
LONG-TERM CREDIT ANALYSIS
AAA	19.9%
AA	14.3
A	25.3
BBB	37.8
BB	1.8
B or Below	0.7
Not Rated	0.2

*Does not include open long/short futures contracts with an underlying face amount of $21,755,923 with unrealized depreciation of $195,814. Also does not include open swap contracts with net unrealized appreciation of $1,777,545.

Data as of February 29, 2008. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in investment grade fixed-income securities. These securities may include corporate debt securities, preferred stocks, U.S. government securities, mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities, asset-backed securities and securities issued by foreign issuers. The Fund may use derivative instruments, to gain exposure to investment grade fixed-income securities. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In deciding which securities to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers domestic and international economic developments, interest rate trends, bond ratings and other factors relating to the issuers.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 29, 2008
Symbol	Class A Shares* (since 07/28/97) IISAX		Class B Shares** (since 05/03/89) IISBX		Class C Shares† (since 07/28/97) IISCX		Class D Shares†† (since 07/28/97) IISDX
1 Year	3.48% (0.91)	[3] [4]	2.96% (1.98)	[3] [4]	2.86% 1.87	[3] [4]	3.84% —	[3]
5 Years	3.99 3.09	[3] [4]	3.34 2.99	[3] [4]	3.35 3.35	[3] [4]	4.21 —	[3]
10 Years	4.63 4.18	[3] [4]	4.02 4.02	[3] [4]	3.92 3.92	[3] [4]	4.75 —	[3]
Since Inception	4.73 4.30	[3] [4]	5.25 5.25	[3] [4]	4.00 4.00	[3] [4]	4.84 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Corporate Debt BBB-Rated Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Corporate Debt Funds BBB-Rated classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/07 – 02/29/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/07	02/29/08	09/01/07 – 02/29/08
Class A
Actual (3.66% return)	$1,000.00	$1,036.60	$5.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.27
Class B
Actual (3.47% return)	$1,000.00	$1,034.70	$8.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.27
Class C
Actual (3.36% return)	$1,000.00	$1,033.60	$8.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.27
Class D
Actual (3.91% return)	$1,000.00	$1,039.10	$4.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.02

*   Expenses are equal to the Fund's annualized expense ratios of 1.05%, 1.65%, 1.65% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all it's expenses, the annualized expense ratios would have been 1.43%, 2.03%, 2.03% and 1.18% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (79.3%)
	Advertising/Marketing Services (0.1%)
$55	Interpublic Group of Companies, Inc. (The)	6.25%	11/15/14	$44,275
	Aerospace & Defense (0.5%)
234	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	232,553
	Air Freight/Couriers (0.5%)
220	FedEx Corp.	7.25	02/15/11	239,429
	Airlines (0.5%)
224	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	219,370
	Auto Parts: O.E.M. (0.3%)
130	ArvinMeritor, Inc.	8.75	03/01/12	118,950
	Beverages: Alcoholic (1.8%)
65	Anheuser-Busch Companies, Inc.	5.50	01/15/18	67,417
330	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	329,379
430	Miller Brewing Co. - 144A**	4.25	08/15/08	431,596
				828,392
	Biotechnology (0.7%)
315	Biogen Idec Inc.	6.875	03/01/18	312,430
	Cable/Satellite TV (1.9%)
270	Comcast Cable Communications, Inc.	6.75	01/30/11	285,688
80	Comcast Cable Communications, Inc.	7.125	06/15/13	86,381
230	Comcast Corp.	6.50	01/15/15	240,242
245	EchoStar DBS Corp.	6.375	10/01/11	241,938
				854,249
	Chemicals: Major Diversified (0.2%)
70	Du Pont (E.I.) de Nemours	5.00	01/15/13	73,577
	Data Processing Services (0.3%)
135	Fiserv, Inc.	6.80	11/20/17	143,099
	Department Stores (2.3%)
1,045	May Department Stores Co.	5.95	11/01/08	1,050,226
	Drugstore Chains (1.0%)
15	CVS Caremark Corp.	5.75	06/01/17	15,503
165	CVS Corp.	5.75	08/15/11	174,175
287	CVS Lease Pass Through - 144A**	6.036	12/10/28	277,929
				467,607

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electric Utilities (9.2%)
$400	Arizona Public Service Co.	5.80%		06/30/14	$403,009
85	Carolina Power & Light, Inc.	5.15		04/01/15	87,508
90	CenterPoint Energy Resources, Corp.	6.25		02/01/37	85,551
45	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	51,017
310	Consumers Energy Co. (Series H)	4.80		02/17/09	313,392
205	Detroit Edison Co. (The)	6.125		10/01/10	219,341
340	Duquesne Light Co. (Series O)	6.70		04/15/12	374,235
120	Enel Finance International - 144A** (Luxembourg)	5.70		01/15/13	126,394
255	Entergy Gulf States, Inc.	3.60		06/01/08	254,090
365	Entergy Gulf States, Inc.	5.524	†	12/01/09	356,898
200	Entergy Gulf States, Inc. - 144A**	5.896	†	12/08/08	200,526
230	Exelon Corp.	6.75		05/01/11	242,852
50	Florida Power Corp. (Series A)	5.80		09/15/17	53,688
245	Ohio Edison Co.	6.40		07/15/16	253,707
290	Ohio Power Company (Series K)	6.00		06/01/16	301,322
145	Pacific Gas & Electric Co.	5.625		11/30/17	150,716
60	Pacific Corp.	6.25		10/15/37	62,522
100	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	104,043
170	Texas Eastern Transmission	7.00		07/15/32	178,910
130	Union Electric Co.	6.40		06/15/17	138,351
200	Virginia Electric & Power Co.	5.95		09/15/17	212,933
					4,171,005
	Electrical Products (0.8%)
340	Cooper Industries, Inc.	5.25		11/15/12	355,562
	Electronic Equipment/Instruments (0.3%)
110	Xerox Corp.	5.50		05/15/12	112,856
	Electronics/Appliances (0.6%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	257,137
	Environmental Services (0.5%)
200	Waste Management, Inc.	6.875		05/15/09	207,424
	Finance/Rental/Leasing (3.1%)
120	Capital One Financial Corp.	6.75		09/15/17	120,868
270	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	183,029
115	Capmark Financial Group Inc. - 144A**	6.30		05/10/17	75,370
250	CIT Group, Inc.	5.65		02/13/17	209,353
325	Countrywide Home Loans, Inc. (Series MTN) (a)	3.25		05/21/08	316,228
475	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	486,466
					1,391,314

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Financial Conglomerates (1.3%)
$75	Brookfield Asset Management Inc. (Canada)	5.80%		04/25/17	$73,924
240	Citigroup Inc.	5.25		02/27/12	247,104
225	Citigroup Inc.	5.875		05/29/37	199,864
75	Prudential Financial, Inc. (Series MTN)	6.625		12/01/37	74,797
					595,689
	Food Retail (0.7%)
185	Delhaize America, Inc.	9.00		04/15/31	225,269
80	Kroger Co. (The)	6.40		08/15/17	85,094
					310,363
	Food: Major Diversified (1.3%)
125	ConAgra Foods, Inc.	7.00		10/01/28	129,075
130	ConAgra Foods, Inc.	8.25		09/15/30	150,159
100	Kellogg Co.	5.125		12/03/12	105,098
195	Kraft Foods Inc.	6.00		02/11/13	205,557
					589,889
	Food: Meat/Fish/Dairy (0.3%)
40	Pilgrim's Pride Corp.	7.625		05/01/15	38,400
105	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	106,838
					145,238
	Gas Distributors (1.2%)
85	DCP Midstream LLC - 144A**	6.75		09/15/37	84,609
370	NiSource Finance Corp.	5.585	†	11/23/09	357,238
100	NiSource Finance Corp.	7.875		11/15/10	109,171
					551,018
	Home Building (0.1%)
40	Pulte Homes, Inc.	6.375		05/15/33	31,200
	Home Improvement Chains (1.4%)
445	Home Depot, Inc. (The)	5.116		12/16/09	428,435
230	Home Depot, Inc. (The)	5.40		03/01/16	217,090
					645,525
	Hospital/Nursing Management (0.1%)
70	Tenet Healthcare Corp.	7.375		02/01/13	61,075
	Industrial Conglomerates (3.0%)
1,285	General Electric Co.	5.25		12/06/17	1,292,128
50	Honeywell International Inc.	5.30		03/01/18	51,425
					1,343,553

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Insurance Brokers/Services (1.7%)
$360	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249	†%	12/31/49	$321,878
485	Farmers Exchange Capital - 144A**	7.05		07/15/28	454,269
					776,147
	Integrated Oil (1.3%)
190	Amerada Hess Corp.	6.65		08/15/11	207,357
195	Marathon Oil Corp.	6.00		10/01/17	201,365
205	Petro-Canada (Canada)	5.95		05/15/35	187,135
					595,857
	Investment Banks/Brokers (4.3%)
225	Bear Stearns Companies Inc. (The)	5.55		01/22/17	195,834
160	Bear Stearns Companies Inc. (The)	6.40		10/02/17	147,683
125	Bear Stearns Companies Inc. (The)	7.25		02/01/18	121,483
505	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	472,924
160	Lehman Brothers Holdings, Inc.	5.75		01/03/17	150,636
255	Lehman Brothers Holdings, Inc.	6.50		07/19/17	252,505
520	Lehman Brothers Holdings, Inc.	6.875		07/17/37	495,831
125	Merrill Lynch & Co.,	5.45		02/05/13	126,033
					1,962,929
	Major Banks (7.5%)
640	Bank of America Corp.	5.75		12/01/17	655,242
200	Bank of America Corp.	4.875		09/15/12	206,538
100	Barclays Bank Plc - 144A** (United Kingdom)	6.05		12/04/17	103,920
420	Credit Suisse New York (CH)	6.00		02/15/18	429,377
485	HSBC Finance Corp.	6.75		05/15/11	513,605
685	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	3.768	†	10/24/08	684,213
440	Wachovia Capital Trust III	5.80	†	03/15/42	346,725
435	Wells Fargo & Co.	5.625		12/11/17	452,027
					3,391,647
	Major Telecommunications (7.7%)
565	AT&T Corp.	8.00	†	11/15/31	675,514
150	Deutsche Telekom International Finance BV (Netherlands)	8.00	†	06/15/10	163,212
295	France Telecom S.A. (France)	8.50	†	03/01/31	376,853
300	SBC Communications, Inc.	6.15		09/15/34	294,001
305	Sprint Capital Corp.	8.75		03/15/32	238,403
335	Sprint Nextel Corp.	6.00		12/01/16	244,931

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$200	Telecom Italia Capital SA (Luxembourg)	4.95%		09/30/14	$190,446
255	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	254,874
215	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	213,978
330	Telefonica Europe BV (Netherlands)	8.25		09/15/30	396,205
265	Verizon Communications Inc.	5.50		02/15/18	266,503
165	Verizon Global Funding Corp.	7.25		12/01/10	180,039
					3,494,959
	Managed Health Care (0.7%)
260	Unitedhealth Group Inc.	6.00		02/15/18	264,163
55	WellPoint, Inc.	4.25		12/15/09	55,572
					319,735
	Media Conglomerates (2.2%)
130	News America, Inc., - 144A**	6.65		11/15/37	131,370
350	Time Warner, Inc.	3.30	†	11/13/09	338,584
240	Time Warner, Inc.	5.875		11/15/16	233,929
295	Viacom, Inc.	6.875		04/30/36	282,916
					986,799
	Medical Specialties (0.9%)
405	Hospira, Inc.	5.31	†	03/30/10	396,311
	Motor Vehicles (0.8%)
285	DaimlerChrysler North American LLC.	8.50		01/18/31	347,841
	Multi-Line Insurance (2.1%)
450	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	477,505
485	American General Finance Corp. (Series H)	4.625		09/01/10	487,716
					965,221
	Oil & Gas Pipelines (3.0%)
190	Colorado Interstate Gas Co.	6.80		11/15/15	201,022
165	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	168,121
125	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	130,721
320	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	299,200
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	288,325
140	TransCanada PipeLines Ltd (Canada)	6.20		10/15/37	136,001
115	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	131,388
					1,354,778
	Oil & Gas Production (1.5%)
115	Anadarko Finance Co. (Series B) (Canada)	6.75		05/01/11	124,616
120	Chesapeake Energy Corp.	7.625		07/15/13	122,400

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$230	Devon Financing Corp.	6.875%		09/30/11	$253,267
160	EnCana Corp. (Canada)	6.50		02/01/38	163,923
					664,206
	Oil Refining/Marketing (0.4%)
160	Valero Energy Corp.	3.50		04/01/09	160,260
	Oilfield Services/Equipment (0.3%)
135	Weatherford International Inc.	6.35		06/15/17	142,986
	Other Metals/Minerals (0.9%)
385	Brascan Corp. (Canada)	7.125		06/15/12	398,633
	Pharmaceuticals: Major (0.4%)
130	Wyeth	5.45		04/01/17	134,363
40	Wyeth	5.50		02/15/16	41,201
					175,564
	Property - Casualty Insurers (3.0%)
645	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	650,416
205	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	209,619
510	Xlliac Global Funding - 144A**	4.80		08/10/10	513,593
					1,373,628
	Railroads (1.1%)
235	Burlington Northern Santa Fe Corp.	6.125		03/15/09	239,830
250	Union Pacific Corp.	5.45		01/31/13	260,252
					500,082
	Real Estate Development (1.0%)
254	World Financial Properties - 144A**	6.91		09/01/13	249,835
188	World Financial Properties - 144A**	6.95		09/01/13	184,817
					434,652
	Real Estate Investment Trusts (0.9%)
455	iStar Financial Inc.	5.496	†	03/09/10	397,247
	Restaurants (0.6%)
230	Tricon Global Restaurants, Inc.	8.875		04/15/11	258,860
	Savings Banks (2.8%)
70	Household Finance Corp.	4.125		11/16/09	70,391
170	Household Finance Corp.	8.00		07/15/10	184,682
600	Sovereign Bancorp, Inc.	5.114	†	03/23/10	574,522
250	Washington Mutual Bank	5.50		01/15/13	232,656
300	Washington Mutual Preferred Funding II	6.665	†	12/31/49	195,283
					1,257,534

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Restaurants (0.2%)
$105	Reynolds American Inc.	6.50%		07/15/10	$109,759
	Total Corporate Bonds (Cost $36,382,164)				35,818,640
	Asset-Backed Securities (4.5%)
150	Capital One Multi-Asset Execution Trust 2007-A7 A7	5.75		07/15/20	145,781
125	Citibank Credit Card Issuance Trust 2007-A8 A8	5.65		09/20/19	123,892
255	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	255,597
500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	513,280
175	Discover Card Master Trust 2007-A1 A1	5.65		03/16/20	172,471
400	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	413,921
375	GS Auto Loan Trust 2007-1 A3	5.39		12/15/11	383,330
	Total Asset-Backed Securities (Cost $1,978,195)				2,008,272
	Commercial Mortgage-Backed Securities (8.8%)
200	Banc of America Commercial Mortgage Inc. 2007-2 A4	5.688	†	04/10/49	192,900
250	Banc of America Commercial Mortgage Inc. 2007-3 A4	5.659	†	06/10/49	239,454
250	Bear Stearns Commercial Mortgage Securities Inc. 2007-PW16 A4	5.713	†	06/11/40	240,958
250	Citigroup Commercial Mortgage Trust 2007-C6 A4	5.889	†	06/10/17	240,653
400	Commercial Mortgage Pass-Through Certificate 2007-C9 A4	5.816	†	12/10/49	387,818
375	GS Mortgage Securities Corporation II 2007-GG10 A4	5.799	†	08/10/45	363,346
300	Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444	†	03/10/39	283,323
275	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.007	†	06/15/49	266,583
125	JP Morgan Chase Commercial Mortgage Securities 2007-CB18 A4	5.44		06/12/47	117,836
200	JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A4	5.747	†	02/12/49	192,698
200	LB Commercial Conduit Mortgage Trust 2007-C3 A4	5.936	†	07/15/44	195,733

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$125	LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%		02/15/40	$117,735
200	LB-UBS Commercial Mortgage Trust 2007-C6 A4	5.858		07/15/40	193,386
300	Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342	†	12/15/43	280,606
400	Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.741	†	06/15/49	384,467
300	Wachovia Bank Commercial Mortgage Trust 2007-C33 A4	6.10	†	02/15/51	293,390
	Total Commercial Mortgage-Backed Securities (Cost $4,081,594)				3,990,886
	Collateralized Mortgage Obligations (1.0%)
142	American Home Mortgage Assets 2007-5 A3	3.435	†	06/25/47	101,641
149	Countrywide Alternative Loan Trust 2005-51 B1	4.114	†	11/20/35	70,083
75	Countrywide Alternative Loan Trust 2005-21 M4	3.835	†	02/25/37	52,698
75	Countrywide Alternative Loan Trust 2006-0A16 M4	3.655	†	10/25/46	30,000
75	Harborview Mortgage Loan Trust 2006-8 B4	3.661	†	08/21/36	37,500
125	Lehman XS Trust 2007-4N M4	4.135	†	03/25/47	66,328
75	Luminent Mortgage Trust 2006-5 B1	3.495	†	07/25/36	51,047
125	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	3.985	†	05/25/47	44,102
	Total Collateralized Mortgage Obligations (Cost $657,092)				453,399
	U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
14	Federal Home Loan Mortgage Corp.	7.50		09/01/30	15,318
19	Federal National Mortgage Assoc.	7.50		09/01/29 - 04/01/32	21,082
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $35,452)				36,400
	Foreign Government Obligations (0.8%)
MXN 2,555	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50		12/18/14	264,637
$94	Republic of Argentina (Argentina)†††	8.28		12/31/33	81,949
	Total Foreign Government Obligations (Cost $332,523)				346,586

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (5.7%)
	U.S. Government Obligation (b) (0.3%)
$155	U.S. Treasury Bill* (Cost $154,458)	3.15%	01/10/08	$154,458
	Security Purchased from Securities Lending Collateral (c) (0.7%)
	Repurchase Agreement
328	Bear Stearns & Co., Inc. (dated 02/29/08; proceeds $328,017) (Cost $328,000)	1.87	03/01/08	328,000
NUMBER OF SHARES (000)
	Investment Company (d) (4.7%)
2,090	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class†† (Cost $2,089,625)			2,089,625
	Total Short-Term Investments (Cost $2,572,083)			2,572,083
	Total Investments (Cost $46,039,103) (e) (f)		100.2%	45,226,266
	Liabilities In Excess of Other Assets		(0.2)	(84,230)
	Net Assets		100.0%	$45,142,036

  MTN  Medium Term Note.

  MXN  Mexican New Peso.

  *  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $120,600.

  **  Resale is restricted to qualified institutional investors.

  #  Securities issued with perpetual maturity.

  ##  Foreign issued securities with perpetual maturity.

  †  Floating rate security, rate shown is the rate in effect at February 29, 2008.

  ††  Includes cash in the amount of $1,450,000 designated as collateral in connection with open swap contracts.

  †††  Securities with a total market value equal to $81,949 have been valued at their fair value as determined in good faith under procedures   established by and under the general supervision of the Fund's Trustees.

  (a)  All or a portion of this security was on loan on February 29, 2008.

  (b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (c)  Collateralized by federal agency and U.S. Treasury obligations.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (e)  Securities have been designated as collateral in an amount equal to $23,412,867 in connection with open futures contracts and swap contracts.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross   unrealized appreciation is $483,844 and the aggregate gross unrealized depreciation is $1,296,681 resulting in net unrealized   depreciation of $812,837.

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

Futures Contracts Open at February 29, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
19	Long	U.S.Treasury Notes 2 Year,	$4,083,516	$27,388
	June 2008
32	Long	U.S.Treasury Notes 5 Year,	3,656,000	49,233
	June 2008
5	Short	U.S.Treasury Bonds 20 Year,	(598,438)	(9,575)
	March 2008
14	Short	U.S.Treasury Notes 10 Year,	(1,661,625)	(36,133)
	March 2008
21	Short	U.S.Treasury Bonds 20 Year,	(2,491,125)	(53,528)
	June 2008
79	Short	U.S.Treasury Notes 10 Year,	(9,265,219)	(173,199)
	June 2008
		Net Unrealized Depreciation		$(195,814)

Credit Default Swap Contracts Open at February 29, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Dow Jones Index	Buy	$1,000	0.75%	December 20, 2011	$76,250
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	550	0.12	December 20, 2011	35,965
Goldman Sachs International Motorola, Inc.	Buy	180	0.15	December 20, 2011	17,632
Goldman Sachs International Motorola, Inc.	Buy	360	0.157	December 20, 2011	35,178
Goldman Sachs International Union Pacific Corp.	Buy	265	0.20	December 20, 2011	5,398
Citibank, N.A., New York Covidien Ltd.	Buy	103	0.43	March 20, 2012	84
Citibank, N.A., New York Covidien Ltd.	Buy	53	0.43	March 20, 2012	43
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	103	0.43	March 20, 2012	1,434
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	740

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank, N.A., New York Tyco International Ltd.	Buy	$103	0.43%	March 20, 2012	$1,435
Citibank, N.A., New York Tyco International Ltd.	Buy	53	0.43	March 20, 2012	741
Goldman Sachs International Chubb Corp.	Buy	510	0.10	March 20, 2012	19,120
Goldman Sachs International Dell Inc.	Buy	255	0.22	March 20, 2012	4,580
Goldman Sachs International Gap, Inc.	Buy	300	1.19	March 20, 2012	(1,156)
Bank of America, N.A. Toll Brothers Inc.	Buy	220	2.90	March 20, 2013	(1,784)
Bank of America, N.A. Yum! Brands Inc.	Buy	30	1.18	March 20, 2013	(210)
Bank of America, N.A. Yum! Brands Inc.	Buy	200	1.25	March 20, 2013	(2,040)
Citibank, N.A. New York Eaton Corp.	Buy	170	0.72	March 20, 2013	377
Citibank, N.A. New York Eaton Corp.	Buy	205	0.62	March 20, 2013	1,403
Citibank, N.A. New York Pitney Bowes Inc.	Buy	290	0.48	March 20, 2013	4,788
Credit Suisse International Nordstrom Inc.	Buy	225	1.05	March 20, 2013	2,154
Credit Suisse International Nordstrom Inc.	Buy	450	1.04	March 20, 2013	4,513
Goldman Sachs International American Standard Inc.	Buy	85	0.50	March 20, 2013	(241)
Goldman Sachs International Dupont EI Nemour	Buy	75	0.43	March 20, 2013	529
Goldman Sachs International Eli Lilly Co.	Buy	95	0.33	March 20, 2013	(3)
Goldman Sachs International Avalonbay Communities, Inc.	Buy	430	3.05	March 20, 2013	—
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	445	0.588	March 20, 2013	(463)
JPMorgan Chase Bank, N.A. New York Pepsi Bottling Group, Inc.	Buy	155	0.63	March 20, 2013	(771)
Goldman Sachs International Prologis	Buy	190	3.33	March 20, 2013	—

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Textron Financial Corp.	Buy	$245	1.05%	March 20, 2013	$10
JPMorgan Chase Bank, N.A. New York Eaton Corp.	Buy	75	0.60	March 20, 2013	583
UBS AG American Stardard Inc.	Buy	245	0.50	March 20, 2013	(695)
UBS AG American Stardard Inc.	Buy	260	0.60	March 20, 2013	(1,462)
UBS AG Eli Lilly Co.	Buy	365	0.30	March 20, 2013	504
UBS AG Martin Marietta Materials Inc.	Buy	205	1.78	March 20, 2013	(227)
UBS AG Textron Financial Corp.	Buy	120	1.00	March 20, 2013	299
UBS AG Textron Financial Corp.	Buy	100	1.01	March 20, 2013	249
UBS AG Textron Financial Corp	Buy	240	1.06	March 20, 2013	(1,946)
Credit Suisse International Arrow Electronics, Inc.	Buy	280	1.00	March 20, 2015	4,958
Bank of America, N.A. Centurytel, Inc.	Buy	120	0.88	September 20, 2017	9,171
Bank of America, N.A. Nordstrom Inc.	Buy	175	1.03	March 20, 2018	4,474
Bank of America, N.A. Sealed Air Corp.	Buy	100	1.08	March 20, 2018	2,086
Bank of America, N.A. Sealed Air Corp.	Buy	120	1.12	March 20, 2018	2,133
Bank of America, N.A. Textron Financial Corp.	Buy	140	0.80	March 20, 2018	3,410
Bank of America, N.A. Toll Brothers Inc.	Buy	110	2.25	March 20, 2018	524
Citibank, N.A., New York Eaton Corp.	Buy	115	0.82	March 20, 2018	111
Goldman Sachs International American Standard Inc.	Buy	45	0.60	March 20, 2018	(253)
Goldman Sachs International Goodrich Corp.	Buy	130	0.47	March 20, 2018	3,114
Goldman Sachs International Sealed Air Corp.	Buy	165	1.08	March 20, 2018	3,442

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Sealed Air Corp.	Buy	$80	1.24%	March 20, 2018	$682
JPMorgan Chase Bank, N.A. New York Nordstrom Inc.	Buy	140	1.07	March 20, 2018	3,147
JPMorgan Chase Bank, N.A. New York Nordstrom Inc.	Buy	140	1.15	March 20, 2018	2,284
Lehman Brothers Special Finance Arrow Electronics, Inc.	Buy	45	1.04	March 20, 2018	1,159
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	150	0.45	March 20, 2018	3,834
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	105	0.46	March 20, 2018	2,599
UBS AG Martin Marietta Materials Inc.	Buy	205	1.73	March 20, 2018	(495)
Goldman Sachs International Dow Jones Index	Sell	230	0.60	December 20, 2012	(3,829)
Goldman Sachs International Dow Jones Index	Sell	700	0.60	December 20, 2012	(19,152)
Goldman Sachs International Dow Jones Index	Sell	440	1.40	December 20, 2012	(10,105)
Goldman Sachs International Dow Jones Index	Sell	450	1.40	December 20, 2012	(9,532)
Goldman Sachs International Dow Jones Index	Sell	455	1.40	December 20, 2012	(10,996)
Goldman Sachs International Dow Jones Index	Sell	975	1.40	December 20, 2012	(20,048)
JPMorgan Chase Bank, N.A. New York SLM Corp.	Sell	125	4.95	March 20, 2013	(409)
Merrill Lynch International SLM Corp.	Sell	125	5.00	March 20, 2013	(169)
Goldman Sachs International Dow Jones Index	Sell	460	0.80	December 20, 2017	(5,355)
Net Unrealized Appreciation					$169,796

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 29, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at February 29, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION
Deutsche Bank AG, New York	$9,975	Fixed Rate 5.389%	Floating Rate 3.093#%	May 25, 2017	$968,871
JPMorgan Chase N.A. New York	1,250	Fixed Rate 5.448	Floating Rate 3.085#	May 29, 2017	127,175
JPMorgan Chase N.A. New York	4,700	Fixed Rate 5.454	Floating Rate 3.058#	June 4, 2017	479,823
Bank of America N.A. New York	2,980	Fixed Rate 5.55	Floating Rate 0.00#	February 22, 2018	28,519
Citibank N.A. New York	1,300	Fixed Rate 5.275	Floating Rate 3.331#	October 25, 2037	84,149
JPMorgan Chase N.A. New York	1,900	Floating Rate 3.058#	Fixed Rate 4.582	December 4, 2017	(58,140)
Bank of America N.A. New York	3,800	Floating Rate 5.958#	Fixed Rate 0.00	February 22, 2023	(22,648)
Net Unrealized Appreciation					$1,607,749

  #   Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements

Statement of Assets and Liabilities

February 29, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $43,949,478) (including $316,228 for securities loaned)	$43,136,641
Investment in affiliate, at value (cost $2,089,625)	2,089,625
Unrealized appreciation on open swap contracts	1,949,674
Cash	6,007
Receivable for:
Interest	571,361
Periodic interest on open swap contracts	278,920
Shares of beneficial interest sold	8,777
Dividends from affiliate	7,484
Prepaid expenses and other assets	21,803
Receivable from Distributor	34
Total Assets	48,070,326
Liabilities:
Collateral on securities loaned at value	328,000
Unrealized depreciation on open swap contracts	172,129
Payable for:
Collateral due to brokers	1,450,000
Investments purchased	312,430
Premium received on open swap contracts	167,687
Variation margin	140,531
Periodic interest on open swap contracts	106,334
Shares of beneficial interest redeemed	89,338
Distribution fee	18,225
Dividends to shareholders	11,946
Administration fee	2,854
Transfer agent fee	1,690
Investment advisory fee	1,339
Accrued expenses and other payables	125,787
Total Liabilities	2,928,290
Net Assets	$45,142,036
Composition of Net Assets:
Paid-in-capital	$53,073,677
Net unrealized appreciation	768,943
Dividends in excess of net investment income	(447,034)
Accumulated net realized loss	(8,253,550)
Net Assets	$45,142,036
Class A Shares:
Net Assets	$24,658,836
Shares Outstanding (unlimited authorized, $.01 par value)	2,633,447
Net Asset Value Per Share	$9.36
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.78
Class B Shares:
Net Assets	$16,596,558
Shares Outstanding (unlimited authorized, $.01 par value)	1,787,231
Net Asset Value Per Share	$9.29
Class C Shares:
Net Assets	$3,155,813
Shares Outstanding (unlimited authorized, $.01 par value)	339,195
Net Asset Value Per Share	$9.30
Class D Shares:
Net Assets	$730,829
Shares Outstanding (unlimited authorized, $.01 par value)	78,926
Net Asset Value Per Share	$9.26

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statement of Operations

For the six months ended February 29, 2008 (unaudited)

Net Investment Income: Income
Interest	$1,209,705
Dividends from affiliate	39,044
Income from securities loaned - net	11,471
Total Income	1,260,220
Expenses
Investment advisory fee	96,436
Distribution fee (Class A shares)	30,913
Distribution fee (Class B shares)	73,200
Distribution fee (Class C shares)	13,568
Transfer agent fees and expenses	35,453
Shareholder reports and notices	32,295
Professional fees	31,985
Registration fees	26,539
Administration fee	18,369
Custodian fees	14,086
Trustees' fees and expenses	3,248
Other	12,740
Total Expenses	388,832
Less: amounts waived/reimbursed	(87,284)
Less: expense offset	(180)
Net Expenses	301,368
Net Investment Income	958,852
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	221,228
Futures contracts	(580,986)
Swap contracts	129,396
Foreign exchange transactions	30
Net Realized Loss	(230,332)
Change in Unrealized Appreciation/Depreciation on:
Investments	(372,598)
Futures contracts	(164,555)
Swap contracts	1,462,721
Translation of other assets and liabilities denominated in foreign currencies	87
Net Change in Unrealized Appreciation/Depreciation	925,655
Net Gain	695,323
Net Increase	$1,654,175

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008	FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$958,852	$2,054,732
Net realized loss	(230,332)	(693,874)
Net change in unrealized appreciation/depreciation	925,655	509,828
Net Increase	1,654,175	1,870,686
Dividends to Shareholders from Net Investment Income:
Class A shares	(574,830)	(1,218,023)
Class B shares	(348,448)	(833,233)
Class C shares	(64,536)	(145,780)
Class D shares	(18,306)	(44,560)
Total Dividends	(1,006,120)	(2,241,596)
Net decrease from transactions in shares of beneficial interest	(2,659,281)	(8,553,977)
Net Decrease	(2,011,226)	(8,924,887)
Net Assets:
Beginning of period	47,153,262	56,078,149
End of Period (Including dividends in excess of net investment income of $447,034 and $399,766, respectively)	$45,142,036	$47,153,262

See Notes to Financial Statements

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares will be renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

G. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

H. Securities Lending — Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 29, 2008 were $316,228 and $328,000, respectively. The Fund received cash collateral which was subsequently invested in a

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

Repurchase Agreement as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

I. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by taxing authorities.

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to voluntarily cap the Fund's total operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,034,652 at February 29, 2008.

At February 29, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended at February 29, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

The Distributor has informed the Fund that for the six months ended February 29, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $15,427 and $98, respectively and received $2,394 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For six months ended February 29, 2008, advisory fees paid were reduced by $1,099 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $39,044 for the six months ended February 29, 2008. During the six months ended February 29, 2008, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $14,608,096 and $12,971,542, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended February 29, 2008, aggregated $17,618,582, and $20,548,381, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities of $6,931,205 and $15,320,630, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 29, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,930. At February 29, 2008, the Fund had an accrued pension liability of $60,636 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008		FOR THE YEAR ENDED AUGUST 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	58,970	$530,907	265,232	$2,483,248
Conversion from Class B	93,680	895,470	160,863	1,501,162
Reinvestment of dividends	42,715	399,527	83,493	779,235
Redeemed	(264,979)	(2,481,502)	(753,329)	(7,029,452)
Net decrease — Class A	(69,614)	(655,598)	(243,741)	(2,265,807)
CLASS B SHARES
Sold	117,799	1,096,373	299,278	2,773,805
Conversion to Class A	(94,474)	(895,470)	(162,203)	(1,501,162)
Reinvestment of dividends	27,048	250,839	60,340	558,593
Redeemed	(228,253)	(2,100,623)	(788,570)	(7,310,646)
Net decrease — Class B	(177,880)	(1,648,881)	(591,155)	(5,479,410)
CLASS C SHARES
Sold	8,035	75,114	67,236	625,030
Reinvestment of dividends	5,103	47,419	11,261	104,464
Redeemed	(36,626)	(339,998)	(146,605)	(1,364,622)
Net decrease — Class C	(23,488)	(217,465)	(68,108)	(635,128)
CLASS D SHARES
Sold	4,377	40,597	9,782	90,375
Reinvestment of dividends	1,540	14,243	3,483	32,144
Redeemed	(20,879)	(192,177)	(31,969)	(296,151)
Net decrease — Class D	(14,962)	(137,337)	(18,704)	(173,632)
Net decrease in Fund	(285,944)	$(2,659,281)	(921,708)	$(8,553,977)

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts, capital loss deferrals on straddles and book amortization of premium on debt securities.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 29, 2008 (unaudited) continued

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2008		2007		2006		2005		2004		2003
	(unaudited)
Class A Shares:
Selected Per Share Data:
Net asset value, beginning of period	$9.24		$9.31		$9.65		$9.56		$9.39		$9.53
Income (loss) from investment operations:
Net investment income	0.20		0.39		0.40		0.38		0.35		0.20
Net realized and unrealized gain (loss)	0.14		(0.02)		(0.31)		0.16		0.26		0.01
Total income from investment operations	0.34		0.37		0.09		0.54		0.61		0.21
Less dividends from net investment income	(0.22)		(0.44)		(0.43)		(0.45)		(0.44)		(0.35)
Net asset value, end of period	$9.36		$9.24		$9.31		$9.65		$9.56		$9.39
Total Return†	3.66	%(1)	3.99%		1.01%		5.81%		6.57%		2.17%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.05	%(2)(4)(5)	1.05	%(4)(5)	1.05	%(5)	1.03	%(5)	1.19	%(5)	1.14%
Net investment income	4.44	%(2)(4)(5)	4.30	%(4)(5)	4.12	%(5)	4.08	%(5)	3.86	%(5)	2.14%
Supplemental Data:
Net assets, end of period, in thousands	$24,659		$24,967		$27,445		$32,038		$7,628		$9,636
Portfolio turnover rate	40	%(1)	68%		28%		46%		164%		429%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not Annualized

  (2)  Annualized

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	1.43%	4.06%
August 31, 2007	1.40	3.95
August 31, 2006	1.35	3.82
August 31, 2005	1.18	3.93
August 31, 2004	1.24	3.81

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2008		2007		2006		2005		2004		2003
	(unaudited)
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period	$9.16		$9.24		$9.57		$9.48		$9.32		$9.45
Income (loss) from investment operations:
Net investment income	0.17		0.33		0.37		0.31		0.29		0.14
Net realized and unrealized gain (loss)	0.15		(0.03)		(0.33)		0.16		0.24		0.02
Total income from investment operations	0.32		0.30		0.04		0.47		0.53		0.16
Less dividends from net investment income	(0.19)		(0.38)		(0.37)		(0.38)		(0.37)		(0.29)
Net asset value, end of period	$9.29		$9.16		$9.24		$9.57		$9.48		$9.32
Total Return†	3.47	%(1)	3.25%		0.48%		5.13%		5.78%		1.63%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.65	%(2)(4)(5)	1.65	%(4)(5)	1.65	%(5)	1.65	%(5)	1.85	%(5)	1.79%
Net investment income	3.84	%(2)(4)(5)	3.70	%(4)(5)	3.52	%(5)	3.46	%(5)	3.20	%(5)	1.49%
Supplemental Data:
Net assets, end of period, in thousands	$16,597		$18,000		$23,610		$35,739		$73,650		$99,695
Portfolio turnover rate	40	%(1)	68%		28%		46%		164%		429%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not Annualized

  (2)  Annualized

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	2.03%	3.46%
August 31, 2007	2.01	3.34
August 31, 2006	1.95	3.22
August 31, 2005	1.80	3.31
August 31, 2004	1.90	3.15

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2008		2007		2006		2005		2004		2003
	(unaudited)
Class C Shares:
Selected Per Share Data:
Net asset value, beginning of period	$9.18		$9.25		$9.59		$9.50		$9.34		$9.46
Income (loss) from investment operations:
Net investment income	0.17		0.33		0.37		0.31		0.29		0.14
Net realized and unrealized gain (loss)	0.14		(0.02)		(0.34)		0.17		0.24		0.03
Total income from investment operations	0.31		0.31		0.03		0.48		0.53		0.17
Less dividends from net investment income	(0.19)		(0.38)		(0.37)		(0.39)		(0.37)		(0.29)
Net asset value, end of period	$9.30		$9.18		$9.25		$9.59		$9.50		$9.34
Total Return†	3.36	%(1)	3.37%		0.42%		5.16%		5.77%		1.74%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.65	%(2)(4)(5)	1.65	%(4)(5)	1.61	%(5)	1.62	%(5)	1.85	%(5)	1.79%
Net investment income	3.84	%(2)(4)(5)	3.70	%(4)(5)	3.56	%(5)	3.49	%(5)	3.20	%(5)	1.49%
Supplemental Data:
Net assets, end of period, in thousands	$3,156		$3,328		$3,986		$6,215		$7,474		$10,389
Portfolio turnover rate	40	%(1)	68%		28%		46%		164%		429%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not Annualized

  (2)  Annualized

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	2.03%	3.46%
August 31, 2007	2.00	3.35
August 31, 2006	1.91	3.26
August 31, 2005	1.77	3.34
August 31, 2004	1.90	3.15

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2008		2007		2006		2005		2004		2003
	(unaudited)
Class D Shares:
Selected Per Share Data:
Net asset value, beginning of period	$9.13		$9.21		$9.54		$9.45		$9.29		$9.43
Income (loss) from investment operations:
Net investment income	0.21		0.40		0.43		0.39		0.37		0.22
Net realized and unrealized gain (loss)	0.14		(0.03)		(0.31)		0.16		0.24		0.01
Total income from investment operations	0.35		0.37		0.12		0.55		0.61		0.23
Less dividends from net investment income	(0.22)		(0.45)		(0.45)		(0.46)		(0.45)		(0.37)
Net asset value, end of period	$9.26		$9.13		$9.21		$9.54		$9.45		$9.29
Total Return†	3.91	%(1)	4.12%		1.33%		6.03%		6.68%		2.39%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.80	%(2)(4)(5)	0.80	%(4)(5)	0.80	%(5)	0.80	%(5)	1.00	%(5)	0.94%
Net investment income	4.69	%(2)(4)(5)	4.55	%(4)(5)	4.37	%(5)	4.31	%(5)	4.05	%(5)	2.34%
Supplemental Data:
Net assets, end of period, in thousands	$731		$858		$1,037		$4,695		$5,687		$7,113
Portfolio turnover rate	40	%(1)	68%		28%		46%		164%		429%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not Annualized

  (2)  Annualized

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2008	1.18%	4.31%
August 31, 2007	1.16	4.19
August 31, 2006	1.10	4.07
August 31, 2005	0.95	4.16
August 31, 2004	1.05	4.00

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

IISSAN
IU08-02127P-Y02/08

MORGAN STANLEY FUNDS

Morgan Stanley
Income Trust

Semiannual Report

February 29, 2008

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008